Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,234,000
Previously Paid Amount	0.00
Total Fee Amount	722.82
Total Offset Amount	0.00
Net Fee	722.82
Narrative - Max Aggregate Offering Price	$ 5,234,000
Final Prospectus	true